Financial Risk Management and Fair Values of Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
Percentage of exposure to credit risk	95.92%	95.92%	96.08%
Increase/decrease in profit	RM 1,953	$ 437	RM 546